Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	¥ 1,925,409	$ 271,188	¥ 1,824,626	¥ 2,143,152
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	167,780	23,631	226,086	225,310
Amortization of intangible assets	76,688	10,801	79,104	83,710
Amortization of operating lease assets	108,111	15,227	118,828	122,144
Loss/(gain) on disposal of property and equipment	(874)	(123)	(1,109)	(1,203)
Provision for doubtful accounts	(24,359)	(3,431)	8,828	53,294
(Earnings)/loss from equity method investments	(29,133)	(4,103)	49,766	(301)
Impairment of long-term investments			1,696
Fair value change of short-term investments	(29,699)	(4,183)	116,510	107,526
Share-based compensation	195,092	27,478	168,890	206,060
Deferred income taxes	(49,963)	(7,037)	(148,340)	(151,188)
Changes in operating assets and liabilities:
Accounts receivable	479,943	67,599	203,581	931,432
Amounts due from related parties, current	33,205	4,677	33,732	(36,073)
Prepaid expenses and other current assets	(244,111)	(34,382)	(149,766)	1,046
Amounts due from related parties, non-current	(6,629)	(934)	(1,890)	10,634
Other non-current assets	(192,988)	(27,182)	(101,497)	3,177
Accrued expenses and other payables	366,969	51,686	534,285	(432,192)
Advance from customers	9,332	1,314	(27,323)	(3,865)
Deferred revenue	(345,550)	(48,670)	(405,882)	237,346
Income tax payable	(23,861)	(3,361)	17,779	148,165
Amounts due to related parties	(2,524)	(355)	(4,801)	(47,998)
Other liabilities	38,596	5,436	21,972	(76,242)
Net cash generated from operating activities	2,451,429	345,276	2,565,075	3,523,934
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(78,567)	(11,066)	(116,503)	(218,798)
Proceeds from disposal of property and equipment	921	130	1,721	1,030
Purchase of intangible assets	(329)	(46)	(1,039)	(810)
Cash consideration paid for the TTP acquisition, net of cash acquired				(77,444)
Acquisition of equity-method investment			(400,000)
Purchase of short-term investments	(17,512,173)	(2,466,538)	(18,945,702)	(27,082,428)
Maturity of short-term investments	18,590,497	2,618,417	16,352,106	23,565,437
Net cash (used in)/generated from investing activities	1,000,349	140,897	(3,109,417)	(3,813,013)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options	296	42	748	37,032
Payment of dividends	(490,990)	(69,154)	(421,680)	(673,375)
Proceeds from issuance of ordinary shares				3,565,843
Payments for repurchase of ordinary shares	(633,799)	(89,269)	(719,133)	(31,204)
Net cash generated from/(used in) financing activities	(1,124,493)	(158,381)	(1,140,065)	2,898,296
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(14,612)	(2,059)	168,325	(46,809)
Net increase/(decrease) in cash and cash equivalents and restricted cash	2,312,673	325,733	(1,516,082)	2,562,408
Cash and cash equivalents and restricted cash at beginning of year	2,815,474	396,552	4,331,556	1,769,148
Cash and cash equivalents and restricted cash at end of year	5,128,147	722,285	2,815,474	4,331,556
Supplemental disclosures of cash flow information:
Income taxes paid	199,916	28,158	284,332	340,215
Purchase of fixed assets included in accrued expenses and other payables	35,216	4,960	4,743	18,624
Dividends declared but not paid	984,332	138,640
Cash paid for operating lease cost	113,000	15,916	125,448	137,693
Right-of-use assets acquired under operating leases	¥ 192,100	$ 27,057	¥ 107,351	¥ 38,023